CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance at January 1	$ 24,922
At period end	$ 24,922	$ 24,922
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	371,749,000	165,866,000
Issued for a cash consideration	13,447,000	81,628,000
Issued for non-cash consideration	1,566,000	124,255,000
At period end	386,762,000	371,749,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	18,587,000	8,293,000
Issued for a cash consideration	672,000	4,081,000
Issued for non-cash consideration	78,000	6,213,000
At period end	19,337,000	18,587,000
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	$ 12,556	$ 12,556
Purchased during period	0	0
At period end	12,556	12,556
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	628	628
Purchased during period	0	0
At period end	$ 628	$ 628